Financial instruments and financial risk management	12 Months Ended
Mar. 31, 2020
Financial instruments and financial risk management
Financial instruments and financial risk management

14.         Financial instruments and financial risk management

The Company utilizes financial instruments to reduce exposures to market risks throughout its business. Borrowings, cash and cash equivalents and liquid investments are used to finance the Company’s operations. Derivative financial instruments are contractual agreements with a value that reflects price movements in an underlying asset. The Company uses derivative financial instruments, principally jet fuel derivatives, interest rate swaps, cross-currency interest rate swaps and forward foreign exchange contracts to manage commodity risks, interest rate risks and currency exposures and to achieve the desired profile of fixed and variable rate borrowings and leases in appropriate currencies. It is the Company’s policy that no speculative trading in financial instruments shall take place.

The main risks attaching to the Company’s financial instruments, the Company’s strategy and approach to managing these risks, and the details of the derivatives employed to hedge against these risks have been disclosed in Note 6 to the consolidated financial statements.

(a)          Financial assets and financial liabilities – fair values

The carrying value and fair value of the Company’s financial assets by class and category at March 31, 2020, 2019 and 2018 were as follows:

		Cash-	Total
	Amortized	Flow	Carrying	Total Fair
	Cost	Hedges	Value	Value
	€M	€M	€M	€M
At March 31, 2020
Cash and cash equivalents	2,566.4	—	2,566.4	—
Financial asset: cash > 3 months	1,207.2	—	1,207.2	—
Restricted cash	34.4	—	34.4	—
Derivative financial instruments:
- U.S. dollar currency forward contracts*	—	663.7	663.7	663.7
- Cross-currency swaps	—	8.0	8.0	8.0
- Jet fuel & carbon derivative contracts	—	—	—	—
Trade receivables	67.5	—	67.5	—
Other assets	2.3	—	2.3	—
Total financial assets at March 31, 2020	3,877.8	671.7	4,549.5	671.7
* Of the total carrying and fair value of U.S. dollar currency forward contracts, 17% (€109m) are ineffective as of March 31, 2020

		Cash-	Total
	Amortized	Flow	Carrying	Total Fair
	Cost	Hedges	Value	Value
	€M	€M	€M	€M
At March 31, 2019
Cash and cash equivalents	1,675.6	—	1,675.6	—
Financial asset: cash > 3 months	1,484.4	—	1,484.4	—
Restricted cash	34.9	—	34.9	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	527.7	527.7	527.7
- Interest rate swaps	—	4.0	4.0	4.0
- Jet fuel derivative contracts	—	4.5	4.5	4.5
Trade receivables	59.5	—	59.5	—
Other assets	0.8	—	0.8	—
Total financial assets at March 31, 2019	3,255.2	536.2	3,791.4	536.2

		Cash-	Total
	Loans and	Flow	Carrying	Total Fair
	Receivables	Hedges	Value	Value
	€M	€M	€M	€M
At March 31, 2018
Cash and cash equivalents	1,515.0	—	1,515.0	—
Financial asset: cash > 3 months	2,130.5	—	2,130.5	—
Restricted cash	34.6	—	34.6	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	4.6	4.6	4.6
- Interest rate swaps	—	0.3	0.3	0.3
- Jet fuel derivative contracts	—	209.8	209.8	209.8
Trade receivables	57.6	—	57.6	—
Other assets	0.3	—	0.3	—
Total financial assets at March 31, 2018	3,738.0	214.7	3,952.7	214.7

The Company has not disclosed the fair value of: cash and cash equivalents, financial assets: cash > 3 months with maturities less than 1 year, restricted cash, trade receivables and other assets because their carrying amounts are a reasonable approximation of their fair values due to the short term nature of the instruments.

The carrying values and fair values of the Company’s financial liabilities by class and category were as follows:

	Liabilities at		Total
	Amortized	Cash-Flow	Carrying	Total Fair
	Cost	Hedges	Value	Value
	€M	€M	€M	€M
At March 31, 2020
Current and non-current maturities of debt	3,965.3	—	3,965.3	3,495.8
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	2.2	2.2	2.2
-Jet fuel & carbon derivative contracts*	—	1,228.3	1,228.3	1,228.3
-Interest rate swaps	—	—	—	—
Trade payables	1,368.2	—	1,368.2	—
Accrued expenses	1,553.1	—	1,553.1	—
Total financial liabilities at March 31, 2020	6,886.6	1,230.5	8,117.1	4,726.3

At March 31, 2019
Current and non-current maturities of debt	3,644.4	—	3,644.4	3,725.3
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	8.0	8.0	8.0
-Jet fuel derivative contracts	—	189.7	189.7	189.7
-Interest rate swaps	—	—	—	—
Trade payables	573.8	—	573.8	—
Accrued expenses	320.8	—	320.8	—
Total financial liabilities at March 31, 2019	4,539.0	197.7	4,736.7	3,923.0

At March 31, 2018
Current and non-current maturities of debt	3,963.0	—	3,963.0	4,061.0
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	599.0	599.0	599.0
-Jet fuel derivative contracts	—	—	—	—
-Interest rate swaps	—	7.0	7.0	7.0
Trade payables	249.6	—	249.6	—
Accrued expenses	445.5	—	445.5	—
Total financial liabilities at March 31, 2018	4,658.1	606.0	5,264.1	4,667.0

*Included in this amount is €516.5m no longer in hedge relationships.

The Company has not disclosed the fair value of trade payables and accrued expenses because their carrying amounts are a reasonable approximation of their fair values due to the short term nature of the instruments.

Estimation of fair values

Fair value is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.  The following methods and assumptions were used to estimate the fair value of each material class of the Company’s financial instruments:

Financial instruments measured at fair value

Derivatives – interest rate swaps: Discounted cash-flow analyses have been used to determine the fair value, taking into account current market inputs and rates. The Company’s credit risk and counterparty’s credit risk is taken into account when establishing fair value (Level 2).

Derivatives – currency forwards and aircraft jet fuel contracts: A comparison of the contracted rate to the market rate for contracts providing a similar risk profile at March 31, 2020 has been used to establish fair value. The Company’s credit risk and counterparty’s credit risk is taken into account when establishing fair value (Level 2).

Financial instruments not measured at fair value

Fixed-rate long-term debt: The repayments which Ryanair is committed to make have been discounted at the relevant market rates of interest applicable (including credit spreads) at the relevant reporting year end date to arrive at a fair value representing the amount payable to a third party to assume the obligations.

The table below analyses financial instruments carried at fair value in the balance sheet categorized by the type of valuation method used. The different valuation levels are defined as follows:

•	Level 1: Inputs are based on unadjusted quoted prices in active markets for identical instruments.

•

Level 2: Inputs are based on quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the asset or liability.

•	Level 3: Inputs for the asset or liability are not based on observable market data.

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2020
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	663.7	—	663.7
Jet fuel & carbon derivative contracts	—	—	—	—
Cross-currency swaps	—	8.0	—	8.0
	—	671.7	—	671.7
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	2.2	—	2.2
Jet fuel & carbon derivative contracts	—	1,228.3	—	1,228.3
Interest rate swaps	—	—	—	—
	—	1,230.5	—	1,230.5
Liabilities not measured at fair value
Long-term debt	—	3,495.8	—	3,495.8
	—	5,398.0	—	5,398.0

During the year ended March 31, 2020, there were no transfers between Level 1 and Level 2 fair-value measurements, and no transfers into or out of Level 3 fair-value measurement.

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2019
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	527.7	—	527.7
Jet fuel derivative contracts	—	4.5	—	4.5
Cross-currency swaps	—	4.0	—	4.0
	—	536.2	—	536.2
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	8.0	—	8.0
Jet fuel derivative contracts	—	189.7	—	189.7
Interest rate swaps	—	—	—	—
	—	197.7	—	197.7
Liabilities not measured at fair value
Long-term debt	—	3,725.3	—	3,725.3
	—	4,459.2	—	4,459.2

During the year ended March 31, 2019, there were no transfers between Level 1 and Level 2 fair-value measurements, and no transfers into or out of Level 3 fair-value measurement.

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2018
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	4.6	—	4.6
Jet fuel derivative contracts	—	209.8	—	209.8
Interest rate swaps	—	0.3	—	0.3
	—	214.7	—	214.7
Liabilities measured at fair value
U.S. dollar currency forward contracts	—	599.0	—	599.0
Jet fuel derivative contracts	—	—	—	—
Interest rate swaps	—	7.0	—	7.0
	—	606.0	—	606.0
Liabilities not measured at fair value
Long-term debt	—	4,061.0	—	4,061.0
	—	4,881.7	—	4,881.7

During the year ended March 31, 2018, there were no transfers between Level 1 and Level 2 fair-value measurements, and no transfers into or out of Level 3 fair-value measurement.

(b)         Commodity risk

The Company’s exposure to price risk in this regard is primarily for jet fuel used in the normal course of operations.

At the year-end, the Company had the following jet fuel arrangements in place:

	At March 31,
	2020	2019	2018
	€M	€M	€M
Jet fuel forward contracts – fair value	(1,228.3)	(185.2)	209.8
Of the total carrying and fair value of jet fuel forward contracts in place, 42% (€517m) are ineffective as at March 31, 2020

(c)          Maturity and interest rate risk profile of financial assets and financial liabilities

At March 31, 2020, the Company had total borrowings of €4,211m, including €246m capitalized leases following the adoption of IFRS 16 (2019: €3,644m; 2018: €3,963m) from various financial institutions and the debt capital markets. Financing for the acquisition of 89 Boeing 737-800 “next generation” aircraft (2019: 144; 2018: 153) was provided on the basis of guarantees granted by the Ex-Im Bank. The guarantees are secured with a first fixed mortgage on the delivered aircraft. The remaining long-term debt relates to three unsecured Eurobonds, two for €850m and one for €750m, a €750m unsecured syndicate bank loan leases, 10 aircraft held under leases included in property, plant & equipment (2019: 42; 2018: 16) and 40 aircraft held under leases in right of use assets.

The maturity profile of the Company’s financial liabilities (excluding aircraft provisions, trade payables and accrued expenses) at March 31, 2020 was as follows:

	Weighted
	average
	rate	2021	2022	2023	2024	Thereafter	Total
	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured long term debt	2.48%	63.8	65.4	63.0	52.2	12.1	256.5
Unsecured long term debt	1.32%	34.0	876.9	877.5	770.2	50.0	2,608.6
Long term debt	1.42%	97.8	942.3	940.5	822.4	62.1	2,865.1
Finance leases	2.51%	116.0	—	—	—	—	116.0
Lease liabilities - right of use	2.47%	75.0	51.6	52.1	46.0	21.2	245.9
Total fixed rate debt		288.8	993.9	992.6	868.4	83.3	3,227.0
Floating rate
Secured long term debt	0.58%	105.9	45.0	20.7	—	750.0	921.6
Finance leases	1.19%	62.6	—	—	—	—	62.6
Total floating rate debt	0.62%	168.5	45.0	20.7	—	750.0	984.2
Total financial liabilities		457.3	1,038.9	1,013.3	868.4	833.3	4,211.2

All of the above debt maturing after 2024 will mature in fiscal year 2025.

The maturity profile of the Company’s financial liabilities (excluding aircraft provisions, trade payables and accrued expenses) at March 31, 2019 was as follows:

	Weighted
	average
	rate	2020	2021	2022	2023	Thereafter	Total
	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured long term debt	2.52%	75.8	63.3	64.9	62.5	63.8	330.3
Unsecured long term debt	1.30%	34.0	34.0	876.9	877.5	819.7	2,642.1
Long term debt	1.44%	109.8	97.3	941.8	940.0	883.5	2,972.4
Finance leases	2.54%	(2.8)	116.0	—	—	—	113.2
Total fixed rate debt		107.0	213.3	941.8	940.0	883.5	3,085.6
Floating rate
Secured long term debt	0.75%	181.1	161.9	105.8	26.0	—	474.8
Finance leases	1.27%	21.4	62.6	—	—	—	84.0
Total floating rate debt	0.83%	202.5	224.5	105.8	26.0	—	558.8
Total financial liabilities		309.5	437.8	1,047.6	966.0	883.5	3,644.4

All of the above debt maturing after 2023 will mature between fiscal year 2023 and fiscal year 2025.

The maturity profile of the Company’s financial liabilities (excluding aircraft provisions, trade payables and accrued expenses) at March 31, 2018 was as follows:

	Weighted
	average
	rate	2019	2020	2021	2022	Thereafter	Total
	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured long term debt	2.56%	84.8	59.9	46.9	48.1	110.7	350.4
Unsecured long term debt	1.33%	24.0	24.0	24.0	867.0	1,627.7	2,566.7
Debt swapped from floating to fixed	0.37%	14.0	14.4	14.9	15.3	15.8	74.4
Long term debt after swaps	1.45%	122.8	98.3	85.8	930.4	1,754.2	2,991.5
Finance leases	2.97%	66.6	(2.8)	115.5	—	—	179.3
Total fixed rate debt		189.4	95.5	201.3	930.4	1,754.2	3,170.8
Floating rate
Secured long term debt		196.4	193.4	174.6	118.8	36.5	719.7
Debt swapped from floating to fixed		(14.0)	(14.4)	(14.9)	(15.3)	(15.8)	(74.4)
Secured long term debt after swaps	0.85%	182.4	179.0	159.7	103.5	20.7	645.3
Finance leases	1.14%	62.8	21.5	62.6	—	—	146.9
Total floating rate debt	0.90%	245.2	200.5	222.3	103.5	20.7	792.2
Total financial liabilities		434.6	296.0	423.6	1,033.9	1,774.9	3,963.0

All of the above debt maturing after 2022 will mature between fiscal year 2022 and fiscal year 2025.

The following provides an analysis of changes in borrowings during the year:

	At March 31,
	2020	2019	2018
	€M	€M	€M
Balance at start of year	3,644.4	3,963.0	4,384.5
Cash items
Loans raised for general corporate purposes– euro	750.0	99.9	65.2
Repayments of amounts borrowed	(408.1)	(422.8)	(458.9)
Lease Liabilities	245.9	—	—
Non-cash items
Foreign exchange (gain)/loss on conversion of U.S. dollar loans	(21.0)	4.3	(27.8)
Balance at end of year	4,211.2	3,644.4	3,963.0
Less than one year	457.3	309.4	434.6
More than one year	3,753.9	3,335.0	3,528.4
	4,211.2	3,644.4	3,963.0

The maturities of the contractual undiscounted cash flows (including estimated future interest payments on debt) of the Company’s financial liabilities are as follows:

	Total	Total
	Carrying	Contractual
	Value	Cash flows	2021	2022	2023	2024	Thereafter
At March 31, 2020	€M	€M	€M	€M	€M	€M	€M
Long term debt and leases:
- Fixed rate debt 1.42%	2,981.1	3,089.8	253.8	980.6	961.1	832.0	62.3
- Floating rate debt 0.62%	984.2	1,006.5	174.6	50.1	25.7	4.9	751.2
- Lease liabilities - IFRS16	245.9	245.9	75.0	51.6	52.1	46.0	21.2
	4,211.2	4,342.2	503.4	1,082.3	1,038.9	882.9	834.7
Derivative financial instruments
- Currency forward contracts	2.2	2.2	2.2	—	—	—	—
- Commodity forward contracts	1,228.3	1,228.3	1,047.8	180.5	—	—	—
Trade payables	1,368.2	1,368.2	1,368.2	—	—	—	—
Accrued expenses	1,553.1	1,553.1	1,553.1	—	—	—	—
Total at March 31, 2020	8,363.0	8,494.0	4,474.7	1,262.8	1,038.9	882.9	834.7

	Total	Total
	Carrying	Contractual
	Value	Cash flows	2020	2021	2022	2023	Thereafter
At March 31, 2019	€M	€M	€M	€M	€M	€M	€M
Long term debt and finance leases:
-Fixed rate debt 1.48%	3,085.6	3,242.0	151.6	256.0	980.1	960.6	893.7
-Floating rate debt 0.83%	558.8	562.3	204.8	226.5	105.3	25.7	—
	3,644.4	3,804.3	356.4	482.5	1,085.4	986.3	893.7
Derivative financial instruments
- Currency forward contracts	8.0	8.0	—	—	0.6	4.6	2.8
- Commodity forward contracts	189.7	189.7	189.7	—	—	—	—
Trade payables	573.8	573.8	573.8	—	—	—	—
Accrued expenses	320.8	320.8	320.8	—	—	—	—
Total at March 31, 2019	4,736.7	4,896.6	1,440.7	482.5	1,086.0	990.9	896.5

	Total	Total
	Carrying	Contractual
	Value	Cash flows	2019	2020	2021	2022	Thereafter
At March 31, 2018	€M	€M	€M	€M	€M	€M	€M
Long term debt and finance leases:
-Fixed rate debt (excluding swapped debt)	3,096.4	3,144.9	178.2	82.3	189.3	929.4	1,765.7
-Swapped to fixed rate debt	74.4	74.7	14.1	14.5	15.0	15.4	15.7
- Fixed rate debt 1.54%	3,170.8	3,219.6	192.3	96.8	204.3	944.8	1,781.4
- Floating rate debt 0.90%	792.2	799.3	247.4	202.3	224.3	104.4	20.9
	3,963.0	4,018.9	439.7	299.1	428.6	1,049.2	1,802.3
Derivative financial instruments
- Interest rate swaps	7.0	6.5	2.3	1.3	1.0	0.8	1.1
- Currency forward contracts	599.0	599.0	189.5	105.6	83.1	99.7	121.1
- Commodity forward contracts	—	—	—	—	—	—	—
Trade payables	249.6	249.6	249.6	—	—	—	—
Accrued expenses	445.5	445.5	445.5	—	—	—	—
Total at March 31, 2018	5,264.1	5,319.5	1,326.6	406.0	512.7	1,149.7	1,924.5

Interest rate re-pricing

Floating interest rates on financial liabilities are generally referenced to European inter-bank interest rates (EURIBOR). Secured long-term debt and interest rate swaps typically re-price on a quarterly basis with finance leases re- pricing on a semi-annual basis. We use current interest rate settings on existing floating rate debt at each year-end to calculate contractual cash flows.

Fixed interest rates on financial liabilities are fixed for the duration of the underlying structures (typically between 7 and 12 years).

The Company holds significant cash balances that are invested on a short-term basis. At March 31, 2020, all of the Company’s cash and liquid resources attracted a weighted average interest rate of 0.73% (2019: 0.01%; 2018:- 0.01%).

	March 31, 2020		March 31, 2019		March 31, 2018
	Within		Within		Within
	1 year	Total	1 year	Total	1 year	Total
Financial assets	€M	€M	€M	€M	€M	€M
Cash and cash equivalents	2,566.4	2,566.4	1,675.6	1,675.6	1,515.0	1,515.0
Cash > 3 months	1,207.2	1,207.2	1,484.4	1,484.4	2,130.5	2,130.5
Restricted cash	34.4	34.4	34.9	34.9	34.6	34.6
Total financial assets	3,808.0	3,808.0	3,194.9	3,194.9	3,680.1	3,680.1

Interest rates on cash and liquid resources are generally based on the appropriate EURIBOR, LIBOR or bank rates dependent on the principal amounts on deposit.

(d)         Foreign currency risk

The Company has exposure to various foreign currencies (principally U.K. pounds sterling and U.S. dollars) due to the international nature of its operations. The Company manages this risk by matching U.K. pound sterling revenues against U.K. pound sterling costs. Any remaining unmatched U.K. pound sterling revenues are used to fund U.S. dollar currency exposures that arise in relation to fuel, maintenance, aviation insurance and capital expenditure costs or are sold for euro. The Company also sells euro forward to cover certain U.S. dollar costs. Further details of the hedging activity carried out by the Company are disclosed in Note 6 to the consolidated financial statements.

The following table shows the net amount of monetary assets of the Company that are not denominated in euro at March 31, 2020, 2019 and 2018. Such amounts have been translated using the following year-end foreign currency rates in 2020 €/£: 0.8883; €/$: 1.1029 (2019: €/£: 0.8606;  €/$:1.1217; 2018: €/£: 0.8756; €/$: 1.2321).

	March 31, 2020			March 31, 2019			March 31, 2018
			euro			euro			euro
	GBP	U.S.$	equiv.	GBP	U.S.$	equiv.	GBP	U.S.$	equiv.
	£M	$M	€M	£M	$M	€M	£M	$M	€M
Monetary assets
U.K. pounds sterling cash and liquid resources	22.5	—	25.3	17.0	—	19.6	12.2	—	13.9
U.S. Dollar cash and liquid resources	—	2,150.1	1,949.5	—	485.2	432.5	—	168.0	136.3
	22.5	2,150.1	1,974.8	17.0	485.2	452.1	12.2	168.0	150.2

The following table shows the amount of monetary liabilities of the Company that are not denominated in euro at March 31, 2020, 2019 and 2018. Such amounts have been translated using the following year-end foreign currency rates in 2020 €/£: 0.8883; €/$: 1.1029 (2019: €/$1.1217; 2018: €/$1.2321).

	March 31, 2020		March 31, 2019		March 31, 2018
		euro		euro		euro
	U.S.$	equiv.	U.S.$	equiv.	U.S.$	equiv.
	$M	€M	$M	€M	$M	€M
Monetary liabilities
U.S. dollar long term debt	129.2	117.1	202.4	180.5	246.1	199.8
Pre-delivery aircraft payables	1,051.8	957.6	—	—	—	—
	1,181.0	1,074.7	202.4	180.5	246.1	199.8

The Company has entered into cross currency swap arrangements to manage exposures to fluctuations in foreign exchange rates on these U.S. dollar denominated floating rate borrowings, together with managing the exposures to fluctuations in interest rates on these U.S. dollar denominated floating rate borrowings. The fair value of these cross currency swap instruments at March 31, 2020 was €2m (2019:  €2m; 2018:  €0m) which has been classified within current assets (2019: current assets; 2018: current assets), specifically derivative assets falling due within one year (see Note 6 to the consolidated financial statements).

(e)          Credit risk

The Company holds significant cash balances, which are classified as either cash and cash equivalents or financial assets >3 months. These deposits and other financial instruments (principally certain derivatives and loans as identified above) give rise to credit risk on amounts due from counterparties. Credit risk is managed by limiting the aggregate amount and duration of exposure to any one counterparty through regular review of counterparties’ market-based ratings, Tier 1 capital level and credit default swap rates and by taking into account bank counterparties’ systemic importance to the financial systems of their home countries. The Company typically enters into deposits and derivative contracts with parties that have high investment grade credit rating from the main rating agencies, including Standard & Poor’s (“S&P”), Moody’s and Fitch Ratings. The Company also monitors where counterparty credit default swaps are trading. The maximum exposure arising in the event of default on the part of the counterparty is the carrying value of the relevant financial instrument. The Company is authorized to place funds on deposit for periods up to 18 months. The Board of Directors monitors the return on capital as well as the level of dividends to ordinary shareholders on an ongoing basis.

The Company’s revenues derive principally from airline travel on scheduled services, internet income and in-flight and related sales. Revenue is primarily derived from European routes. No individual customer accounts for a significant portion of total revenue.

At March 31, 2020, €3m (2019: €1m; 2018: €1m) of our total accounts receivable balance were past due, of which €0m (2019: €0m; 2018: €0m) was impaired and €3m (2019: €1m; 2018: €1m) was considered past due but not impaired for which the expected credit loss was considered immaterial.

(f)         Liquidity and capital management

The Company’s cash and liquid resources comprise cash and cash equivalents, short-term investments and restricted cash. The Company defines the capital that it manages as the Company’s long-term debt and equity. The Company’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to maintain sufficient financial resources to mitigate against risks and unforeseen events.

The Company finances its working capital requirements through a combination of cash generated from operations, bank loans and debt capital market issuances for general corporate purposes including the acquisition of aircraft. The Company had cash and liquid resources at March 31, 2020 of €3,808m (2019:  €3,195m; 2018:  €3,680m). During the year, the Company funded €1,196m in purchases of property, plant and equipment (2019:  €1,547m; 2018:  €1,471m). Cash generated from operations has been the principal source for these cash requirements, supplemented primarily by general corporate purposes debt capital markets issuances. During the year, the Company funded €581m  in share buybacks (2019:  €561m; 2018: €829m). Cash generated from operations has been the principal source for these cash requirements.

The Board of Directors periodically reviews the capital structure of the Company, considering the cost of capital and the risks associated with each class of capital. The Board approves any material adjustments to the capital structure in terms of the relative proportions of debt and equity.

Ryanair has generally been able to generate sufficient funds from operations to meet its non-aircraft acquisition- related working capital requirements. Management believes that the working capital available to the Company is sufficient for its present requirements and will be sufficient to meet its anticipated requirements for capital expenditures and other cash requirements for fiscal year 2021.

(g)         Guarantees

The Company has provided €4,236m (2019: €3,797m; 2018: €4,118m) in letters of guarantee to secure obligations of subsidiary undertakings in respect of loans, bank advances and long dated foreign currency transactions.

In order to avail itself of the exemption contained in Section 357 of the Companies Act, 2014, the holding company, Ryanair Holdings plc, has guaranteed the liabilities of its subsidiary undertakings registered in Ireland. As a result, the subsidiary undertakings have been exempted from the requirement to annex their statutory financial statements to their annual returns.

(h)           Sensitivity analysis

(i)Interest rate risk: Based on the levels of and composition of year-end interest bearing assets and liabilities, including derivatives, at March 31, 2020, a plus or minus one-percentage-point movement in interest rates would result in a respective increase or decrease of €38m  (net of tax) in net interest income and expense in the income statement (2019:  €5m;  2018:  €9m) and a nil increase or decrease in equity (2019:  nil;  2018:  €1m). All of the Group’s interest rate swaps (to the extent that it has any) are used to swap variable rate debt to fixed rate debt; consequently, any changes in interest rates would have an equal and opposite income statement effect for both the interest rate swaps and the debt.

(ii)Foreign currency risk: A plus or minus change of 10% in relevant foreign currency exchange rates, based on outstanding foreign currency-denominated financial assets and financial liabilities at March 31, 2020 would have a positive impact of €246m on the income statement (net of tax) (2019: nil; 2018: nil) if the rate fell by 10% and a negative impact of €235m on the income statement (net of tax) (2019: nil; 2018: nil) if the rate increased by 10%. The same movement of 10% in foreign currency exchange rates would have a positive €649m impact (net of tax) on equity if the rate fell by 10% and a negative €531m impact (net of tax) if the rate increased by 10% (2019: €894m positive or €731m negative; 2018: €866m positive or €709m negative).

(iii)Jet fuel risk: A plus or minus change of 10% in the price of jet fuel at March 31, 2020 would have a €26m positive impact on the income statement (net of tax) if the price fell by 10% and a €26m negative impact if the price increased by 10%. The same movement of 10% in the price of jet fuel at March 31, 2020 would have a €31m positive impact on equity if the price fell by 10% and a €31m negative impact if the price increased by 10%.

(i)         Notional principal amounts

(i)Forward foreign exchange contracts:

	Within 1 Year	Greater than 1 Year	Total
	€M	€M	€M
Notional amounts
Forward foreign exchange contracts	3,670.9	4,075.7	7,746.6

The notional principal amount of outstanding forward foreign exchange contracts at March 31, 2020 amounted to €7,747m. These foreign currency exchange contracts were initially treated as cash-flow hedges to hedge jet fuel, capital expenditure and maintenance contracts in US dollars. As at March 31, 2020 the hedged US dollar rate is US $1.21 to €1. See Note 6 for details of the ineffectiveness of certain of these hedges.

(ii)Cross currency swaps: The Group has cross currency swaps to swap fixed rate US dollar denominated debt of US$82m into fixed rate euro debt of €65m. As at March 31, 2020 the hedged euro fixed interest rate varies between 1.54% to 1.79% depending on the various tranches.

(iii)Jet fuel forward contracts: The Group has entered into jet fuel swap forward contracts with a number of counterparties to hedge jet fuel purchases over a period of up to 24 months. The notional amount of these contracts are €2,829m ($3,057m) at an average hedged rate per tonne of $588. See Note 6 for details of the ineffectiveness of certain of these hedges.